SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Finished Goods	$ 3,033,714	$ 2,517,046	$ 4,482,291
Allowance for inventory obsolescence	(843,034)	(880,926)	(108,055)
Inventory,net	$ 2,190,680	$ 1,636,120	$ 4,374,236